Trade and other receivables (Tables)	6 Months Ended
Dec. 31, 2022
Statement [line items]
Summary of current assets - trade and other receivables

	Consolidated
	December 2022	June 2022
	$	$
GST refundable	69,093	51,353
Paxalisib Phase II clinical trial refund	631,876	—

	700,969	51,353

Deposit paid	40,159	39,622

	741,128	90,975